[CHAPMAN AND CUTLER LETTERHEAD]

April 14, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 947 and under the Investment Company Act of 1940, as amended, Amendment No. 948 to the Registrant’s registration statement on Form N‑1A (the “Amended Registration Statement”).  The Amended Registration Statement relates to Innovator Premium Income 30 Barrier ETF™ – July (the “Fund”), a series of the Registrant.  This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren